DISPOSAL OF LONG-LIVED ASSETS (Tables)	12 Months Ended
Dec. 31, 2018
Equity Method Investments and Joint Ventures [Abstract]
Changes In Ownership Of a Subsidiary
The Hilli Disposal resulted in the following changes to our ownership interest in our consolidated subsidiary Hilli LLC in our equity:

(in thousands of $)	December 31, 2018
Net loss attributable to stockholders of Golar LNG Limited	(231,428)
Transfer to the non-controlling interests: increase in Golar LNG Limited’s paid-in capital for sale of 1,096 Hilli Common Units in July 2018	304,468
Changes from net income attributable to stockholders of Golar LNG Limited and transfers to non-controlling interests	73,040

Deconsolidation of Equity Method Investments
The table below illustrates how the loss on loss of control has been calculated:

(in thousands of $)	As of July 6, 2016
Net proceeds (a)	113,000
Fair value of 50% retained investment in Golar Power (b)	116,000
Fair value of counter guarantees from Golar Power (c)	3,701
Total fair value of Golar Power	232,701

Less:
Carrying value of Golar Power’s net assets (d)	236,713
Guarantees issued by Golar to Golar Power (e)	4,471

Loss on loss of control of Golar Power	(8,483)

(a)    Net proceeds received for the disposal of 50% in Golar Power
The table below shows the purchase consideration we received for the disposal of a 50% interest in the ordinary share capital in Golar Power that was acquired by Stonepeak:

(in thousands of $)	As of July 6, 2016
Consideration received from Stonepeak	116,000
Less: Fee paid in relation to the transaction	(3,000)
Net proceeds	113,000

(b)    Fair value of the retained investment in Golar Power
The fair value of our retained investment, being the 50% interest in the ordinary share capital in Golar Power has been recorded at $116 million. The fair value was determined with reference to the consideration of $116 million we received from Stonepeak pertaining to the 50% ordinary share capital interest they acquired. Thus given that this was negotiated between third parties, this is representative of fair value.
(c)    Fair value of counter guarantees from Golar Power
A number of counter guarantees were entered into by Golar Power for the benefit of Golar LNG, specifically to reimburse Golar for the historic legacy debt guarantees discussed in (e) below. In aggregate, based on the agreed premiums the fair value of these counter guarantees were calculated as $3.7 million.

(d)    Carrying value of Golar Power's net assets
The table below shows the underlying carrying value of Golar Power's net assets at the deconsolidation date:

(in thousands of $)	As at July 6, 2016
ASSETS
Current
Cash and cash equivalents	10,992
Restricted cash	15,463
Trade accounts receivable	1,474
Other receivables, prepaid expenses and accrued income	178
Short term amounts due from related parties	3,000
Inventory	952
Total current assets	32,059
Non-current
Newbuildings	50,436
Vessels, net	387,261
Total assets	469,756

LIABILITIES AND STOCKHOLDERS' EQUITY
Current
Current portion of long-term debt	20,032
Trade accounts payable	969
Accrued expenses	21,357
Total current liabilities	42,358
Non-current
Long-term debt	190,685
Total liabilities	233,043

Equity
Stockholders’ equity	236,713

Total liabilities and stockholders' equity	469,756

(e)    Guarantees issued by Golar to Golar Power
The guarantees issued by us in respect of Golar Power and its subsidiaries were fair valued as of the deconsolidation date which amounted to a liability of $4.5 million. This comprises of the following items:

(in thousands of $)	As of July 6, 2016
Debt guarantees	3,283
Shipyard guarantee	1,188
Total guarantees	4,471